Share-based awards - Schedule of Stock Option Activity (Details) - Employee Stock Option			9 Months Ended
	Sep. 30, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Sep. 30, 2026 $ / shares shares
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares			639,184
Granted (in shares) | shares			65,202
Exercised (in shares) | shares			(106,945)
Expired (in shares) | shares			(31,560)
Outstanding at end of period (in shares) | shares	565,881	639,184	565,881
Exercisable at end of period (in shares) | shares	424,543		424,543
Weighted Average Exercise Price
Outstanding at beginning of period (in USD per share) | $ / shares			$ 179.12
Granted (in USD per share) | $ / shares			166.05
Exercised (in USD per share) | $ / shares			121.92
Expired (in USD per share) | $ / shares			116.06
Outstanding at end of period (in USD per share) | $ / shares	$ 191.94	$ 179.12	191.94
Exercisable at end of period (in USD per share) | $ / shares	$ 191.13		$ 191.13
Weighted Average Remaining Contractual Life
Weighted average contractual term of options outstanding	4 years 3 months 7 days	3 years 10 months 24 days
Weighted average contractual term of options exercisable			3 years 5 months 19 days